Loans from Third Parties (Tables)	12 Months Ended
Sep. 30, 2024
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
	As of September 30,
	2024	2023
	US$	US$
Loans from third parties – current	$23,512	$22,615
Loans from third party – noncurrent	-	-
Total loans from third parties	$23,512	$22,615